Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net
6	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Computers and equipment	1,235	1,327
Furniture and fixtures	7	58
Leasehold improvement	1	20
Total	1,243	1,405
Less: Accumulated depreciation	(1,218)	(1,267)
Property and equipment, net	25	138

For the years ended December 31, 2021, 2022 and 2023, depreciation expenses amounted to US$92, US$91 and US$86, respectively.